Value Line VIP Equity Advantage Fund,

a series of Value Line Funds Variable Trust

Supplement dated July 1, 2017 to

Summary Prospectus dated May 1, 2017

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Summary Prospectus and any existing supplements thereto.

Effective July 1, 2017, your Fund’s management fee rate will be permanently reduced from 1.00% to 0.50% of the Fund’s average daily net assets. In connection with this change, the section labeled “Fees and expenses” on page 2 of the Fund’s Summary Prospectus is deleted and replaced with the following:

Fees and expenses.

This table describes the fees and expenses that you may pay in connection with an investment in the Fund. It does not take into account any fees or other expenses of any variable annuity or variable life insurance product. If such fees were reflected, expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	0.50%
Distribution and Service (12b-1) Fees	0.40%
Other Expenses	6.41%
Acquired Fund Fees and Expenses(2)	1.57%
Total Annual Fund Operating Expenses	8.88%
Less: Fee Waiver and Expense Reimbursement(3)	-6.06%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.82%

(1)	The expense information in the table has been restated to reflect a permanent waiver of a portion of the Fund’s management fee, effective July 1, 2017, which reduced the rate from 1.00% to 0.50% of the Fund’s average daily net assets. Absent such restatement, the expense information in the table would be higher.
(2)	“Acquired Fund Fees and Expenses” are fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more underlying or “acquired” funds. “Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to average net assets disclosed in the Fund’s annual and semi-annual reports to shareholders (or in the financial highlights table of the Fund’s prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect cost of investing in acquired funds.
(3)	EULAV Asset Management (the “Adviser”) and EULAV Securities LLC, the Fund’s principal underwriter (the “Distributor”), have agreed to waive a portion of their management and Rule 12b-1 fees, and the Adviser has further agreed to reimburse certain expenses of the Fund, to the extent necessary to limit the Fund’s total annual operating expenses (other than those attributable to Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, and extraordinary expenses not incurred in the ordinary course of the Fund’s business) to 1.25% of the Fund’s average daily net assets (the “Expense Limitation”). The Adviser and the Distributor may subsequently recover from the Fund reimbursed expenses and/or waived fees (within 3 years after the fiscal year end in which the waiver/reimbursement occurred) to the extent that the Fund’s expense ratio is less than the Expense Limitation. The Expense Limitation can be terminated or modified before June 30, 2019 with the agreement of the Board of Trustees of the Value Line Funds Variable Trust (the “Trust”).

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the Expense Limitation is in place until June 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Value Line VIP Equity Advantage Fund	$ 285	$ 2,030	$ 3,642	$7,156

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Value Line VIP Equity Advantage Fund,

a series of Value Line Funds Variable Trust

Supplement dated July 1, 2017 to

Prospectus dated May 1, 2017

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Prospectus and any existing supplements thereto.

Effective July 1, 2017, your Fund’s management fee rate will be permanently reduced from 1.00% to 0.50% of the Fund’s average daily net assets. In connection with this change, the following changes are made to the Fund’s Prospectus:

1.	The section labeled “Fees and expenses” on page 2 is deleted and replaced with the following:

Fees and expenses.

This table describes the fees and expenses that you may pay in connection with an investment in the Fund. It does not take into account any fees or other expenses of any variable annuity or variable life insurance product. If such fees were reflected, expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee (1)	0.50%
Distribution and Service (12b-1) Fees	0.40%
Other Expenses	6.41%
Acquired Fund Fees and Expenses (2)	1.57%
Total Annual Fund Operating Expenses	8.88%
Less: Fee Waiver and Expense Reimbursement (3)	-6.06%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.82%

(1)	The expense information in the table has been restated to reflect a permanent reduction in the Fund’s management fee rate, effective July 1, 2017, from 1.00% to 0.50% of the Fund’s average daily net assets. Absent such restatement, the expense information in the table would be higher.
(2)	“Acquired Fund Fees and Expenses” are fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more underlying or “acquired” funds. “Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to average net assets disclosed in the Fund’s annual and semi-annual reports to shareholders (or in the financial highlights table of this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect cost of investing in acquired funds.
(3)	EULAV Asset Management (the “Adviser”) and EULAV Securities LLC, the Fund’s principal underwriter (the “Distributor”), have agreed to waive a portion of their management and Rule 12b-1 fees and the Adviser has further agreed to reimburse certain expenses of the Fund to the extent necessary to limit the Fund’s total annual operating expenses (other than those attributable to Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, and extraordinary expenses not incurred in the ordinary course of the Fund’s business) to 1.25% of the Fund’s average daily net assets (the “Expense Limitation”). The Adviser and the Distributor may subsequently recover from the Fund reimbursed expenses and/or waived fees (within 3 years after the fiscal year end in which the waiver/reimbursement occurred) to the extent that the Fund’s expense ratio is less than the Expense Limitation. The Expense Limitation can be terminated or modified before June 30, 2019 only with the agreement of the Board of Trustees of the Value Line Funds Variable Trust (the “Trust”).

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the fee waiver and expense reimbursement is in place until June 30, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Value Line VIP Equity Advantage Fund	$ 285	$ 2,030	$ 3,642	$7,156

2.	The section labeled “Management fees” on page 20 is deleted and replaced with the following:

Management fees.

Following a permanent fee waiver, effective July 1, 2017, the Adviser is entitled to receive a fee at an annual rate of 0.50% of the Fund’s average daily net assets. A discussion regarding the basis for the Board of Trustees approval of the investment advisory agreement is available in the Fund’s semi-annual report to shareholders for the fiscal period ended June 30.

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

FOR FUTURE REFERENCE

Value Line VIP Equity Advantage Fund,

a series of Value Line Funds Variable Trust

Supplement dated July 1, 2017 to

Statement of Additional Information dated May 1, 2017

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Statement of Additional Information and any existing supplements thereto.

Effective July 1, 2017, your Fund’s management fee rate will be permanently reduced from 1.00% to 0.50% of the Fund’s average daily net assets. In connection with this change, the first paragraph in the section labeled “Investment Advisory and Other Services” on page B-20 of the Fund’s Statement of Additional Information is deleted and replaced with the following:

Following a permanent fee waiver, effective July 1, 2017, the investment advisory agreement between the Fund and the Adviser provides for a monthly advisory fee at an annual rate equal to 0.50% of the Fund’s average daily net assets. Prior to this permanent fee reduction, the investment advisory agreement between the Fund and the Adviser provided for a monthly advisory fee at an annual rate equal to 1.00% of the Fund’s average daily net assets. During 2016 and 2015, the Fund paid or accrued advisory fees of $14,210 and $4,582, respectively. All such fees were waived by the Adviser pursuant to a contractual (non-permanent) Expense Limitation Agreement as described below. See “Expense Limitation Agreement.”

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE